Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

The following table summarize the effects and modification of the revision on our previously issued interim unaudited condensed consolidated financial statements for the three months ended March 31, 2024 (in thousands, except net loss per share) for associated activity all of which occurred through March 31, 2024:

Condensed Consolidated Statement of Operations	As Previously Stated	Adjustments	As Revised
Three Months Ended March 31, 2024	03/31/24	03/31/24	03/31/24
Research and development expenses	$5,857	(13)	$5,844
Loss from operations	(11,685)	13	$(11,672)
Net loss available to common stockholders	(13,219)	13	$(13,206)
Net loss attributable to common stockholders	(14,020)	13	$(14,007)
Net loss per share, basic and diluted	(0.60)	-	(0.60)
Weighted average common shares outstanding, basic and diluted	23,323,045	23,323,045	23,323,045

Condensed Consolidated Statement of Cash Flows Three Months Ended March 31, 2024	As Previously Stated	Adjustments	As Revised
Net loss	$(13,219)	$13	$(13,206)
Depreciation and amortization	188	(13)	175
Net cash used in operating activities	(10,867)	-	$(10,867)

The following table summarize the effects and modification of the revision on our previously issued consolidated financial statements for prior year ended December 31, 2023 and the first quarter of 2024 (in thousands, except net loss per share) for associated activity all of which occurred through March 31, 2024:

	As Previously Stated	Adjustments	As Revised
Consolidated Balance Sheet	12/31/23	12/31/23	12/31/23
Intangible assets, net	$1,127	$(1,127)	$-
Total assets	25,725	(1,127)	24,598
Accumulated deficit	(248,377)	(1,127)	(249,504)
Total Stockholders’ deficit	(25,938)	(1,127)	(27,065)

Consolidated Statement of Operations	As Previously Stated	Adjustments	As Revised
Twelve Months Ended December 31, 2023
Research and development expenses	29,510	325	29,835
Loss from operations	(54,150)	(325)	$(54,475)
Net loss available to common stockholders	(59,038)	(325)	(59,363)
Net loss attributable to common stockholders	(63,277)	(325)	(63,602)
Net loss per share, basic and diluted	(6.73)	(0.04)	(6.77)

Three Months Ended March 31, 2024
Research and development expenses	$5,857	$(13)	$5,844
Loss from operations	(11,685)	13	$(11,672)
Net loss available to common stockholders	(13,219)	13	$(13,206)
Net loss attributable to common stockholders	(14,020)	13	$(14,007)
Net loss per share, basic and diluted	(0.60)	-	(0.60)

Consolidated Statement of Cash Flows	As Previously Stated	Adjustments	As Revised
Year Ended December 31, 2023
Net loss available to common stockholders	$(59,038)	$(325)	$(59,363)
Depreciation and amortization	702	(18)	684
Loss on impairment of intangible assets	190	(190)	-
Net cash used in operating activities	(50,045)	(533)	(50,578)
Cash paid for intellectual property and licenses	(533)	533	-
Net cash used in investing activities	(2,121)	533	(1,588)

Three Months Ended March 31, 2024
Net loss available to common stockholders	$(13,219)	$13	$(13,206)
Depreciation and amortization	188	(13)	175
Net cash used in operating activities	(10,867)	-	$(10,867)

Schedule of Accounts Receivable, Allowance For Credit Loss

The following table summarizes the credit losses accounts activity:

March 31, 2025
Beginning Balance	$187
Amount charged (recovered) to costs and expenses	(39)
Write-off of uncollectible receivables	-
Ending Balance	$148

The following table summarizes the allowance for credit losses accounts activity:

December 31, 2024
Beginning Balance	$-
Amount charged (reversed) to costs and expenses	187
Write-off of uncollectible receivables	-
Ending Balance	$187